Share-based payments - Restricted Stock Units expense (Details) - Restricted Stock Units - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of Sales	€ (295)	€ (331)
Research and development expenses	(1,787)	(1,719)	€ (909)
Selling and distribution expenses	(98)	(269)	(199)
General and administrative expenses	(1,092)	(1,753)	(2,000)
Total	€ (3,272)	€ (4,072)	€ (3,108)